Commitments and contingencies (Detail) - Future Minimum Lease Payments Under Capital Leases (USD $)	Dec. 31, 2012
2013	$ 5,434
2014	4,076
9,510
Principal Payment [Member]
2013	4,933
2014	3,951
8,884
Interest Payment [Member]
2013	501
2014	125
$ 626